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                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nuveen Asset Management
Address: 333 W. Wacker Drive
         Chicago, IL 60606

13F File Number: 028-11710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mary E. Keefe
Title: Director of Compliance
Phone: 312-917-7700

Signature, Place, and Date of Signing:

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


/s/ Mary E. Keefe                       Chicago, IL     May 15, 2006
-------------------------------------   [City, State]   [Date]
[Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

Form 13F File Number   Name
--------------------   ----
None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 92

Form 13F Information Table Value Total: $435,719
                                        (thousands)

List of Other Included Managers: _________________________________________

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File #   Name
---   ---------------   ----
1        028-11405      Nuveen Investments, Inc.
2        028-11165      IQ Investment Advisers, LLC

              ITEM 1               ITEM 2    ITEM 3     ITEM 4   ITEM 5      ITEM 6     ITEM 7          ITEM 8
---------------------------------  ------  ---------  --------  -------  -------------  ------  ----------------------
                                                                                                   VOTING AUTHORITY
                                                        VALUE   SHARES/    INVESTMENT   OTHER   ----------------------
NAME OF ISSUER                      TITLE    CUSIP    (x$1000)  PRN AMT    DISCRETION    MGRS.   SOLE  SHARED    NONE
--------------                     ------  ---------  --------  -------  -------------  ------  -----  ------  -------
3M CO                                COM   88579Y101     12171  160,798  DEFINED/OTHER    1,2       0       0  160,798
AT& T INC                            COM   00206R102         0       11     DEFINED        1       11       0        0
AT& T INC                            COM   00206R102     14898  550,948  DEFINED/OTHER    1,2       0       0  550,948
AGERE SYS INC                        COM   00845V308         0        1     DEFINED        1        1       0        0
ALCOA INC                            COM    13817101      4914  160,798  DEFINED/OTHER    1,2       0       0  160,798
ALLIED CAP CORP                      COM   01903Q108         6      200     DEFINED        1      200       0        0
ALTRIA GROUP                         COM   02209S103     20479  289,013  DEFINED/OTHER    1,2       0       0  289,013
AMERICAN EXPRESS CO                  COM    25816109      8450  160,798  DEFINED/OTHER    1,2       0       0  160,798
AMERICAN INTERNATIONAL GROUP INC     COM    26874107     10627  160,798  DEFINED/OTHER    1,2       0       0  160,798
ANHEUSER BUSCH                       COM    35229103         4      100     DEFINED        1      100       0        0
APPLIED MATLS INC                    COM    38222105         8      472     DEFINED        1      472       0        0
AUTONATION INC                       COM   05329W102      6398  295,500  DEFINED/OTHER    1,2       0       0  295,500
AVAYA INC                            COM    53499109         0        5     DEFINED        1        5       0        0
BMC SOFTWARE INC                     COM    55921100        11      500     DEFINED        1      500       0        0
BOEING CO                            COM    97023105         8      100     DEFINED        1      100       0        0
BOEING CO                            COM    97023105     12531  160,798  DEFINED/OTHER    1,2       0       0  160,798
CALAMOS STRATEGIC TOTAL RETUCO       COM   128125101         6      400     DEFINED        1      400       0        0
CATERPILLAR INC                      COM   149123101        19      260     DEFINED        1      260       0        0
CATERPILLAR INC                      COM   149123101     11547  160,798  DEFINED/OTHER    1,2       0       0  160,798
CHARMING SHOPPES INC                 COM   161133103      7376  496,000  DEFINED/OTHER    1,2       0       0  496,000
CHUBB CORP                           COM   171232101        10      200     DEFINED        1      200       0        0
CISCO SYSTEMS INC                    COM   17275R102      8061  372,000  DEFINED/OTHER    1,2       0       0  372,000
CITIGROUP INC                        COM   172967101     16887  357,553  DEFINED/OTHER    1,2       0       0  357,553
COCA COAL CO                         COM   191216100     16672  398,173  DEFINED/OTHER    1,2       0       0  398,173
COMCAST CORP                         COM   20030N101         1       24     DEFINED        1       24       0        0
CORNING INC                          COM   219350105      8275  307,500  DEFINED/OTHER    1,2       0       0  307,500
DEL MONTE FOODS COMPANY              COM   24522P103      7436  627,000  DEFINED/OTHER    1,2       0       0  627,000
DIEBOLD INC                          COM   253651103         6      150     DEFINED        1      150       0        0
DISNEY CO                            COM   254687106      4485  160,798  DEFINED/OTHER    1,2       0       0  160,798
DUKE PWR CO                          COM   264399106         9      300     DEFINED        1      300       0        0
DUPONT E I DE NEMOURS CO             COM   263534109     16288  385,871  DEFINED/OTHER    1,2       0       0  385,871

ECHOSTAR COMMUNICATION CORP          COM   278762109      6900  231,000  DEFINED/OTHER    1,2       0       0  231,000
EMC CORP MASS                        COM   268648102         1      100     DEFINED        1      100       0        0
EMERSON ELEC CO                      COM   291011104         3       33     DEFINED        1       33       0        0
EXXON MOBIL CORP                     COM   30231G102        12      200     DEFINED        1      200       0        0
EXXON MOBIL CORP                     COM   30231G102      9786  160,798  DEFINED/OTHER    1,2       0       0  160,798
FORD MTR CO DEL                      COM   345370860         1      132     DEFINED        1      132       0        0
FREESCALE SEMICONDUCTOR              COM   35687M206         1       44     DEFINED        1       44       0        0
GENETECH INC                         COM   368710406      5747   68,000  DEFINED/OTHER    1,2       0       0   68,000
GENERAL ELECTRIC                     COM   369604103      5593  160,798  DEFINED/OTHER    1,2       0       0  160,798
GENERAL MOTORS CORP                  COM   370442105     13893  653,187  DEFINED/OTHER    1,2       0       0  653,187
HALLIBURTON CO                       COM   406216101         7      100     DEFINED        1      100       0        0
HARLEY DAVIDSON INC                  COM   412822108        21      400     DEFINED        1      400       0        0
HEWLETT PACKARD CO                   COM   428236103      5290  160,798  DEFINED/OTHER    1,2       0       0  160,798
HOME DEPOT INC                       COM   437076102         8      200     DEFINED        1      200       0        0
HOME DEPOT INC                       COM   437076102      6802  160,798  DEFINED/OTHER    1,2       0       0  160,798
HONEYWELL INTERNATIONAL INC          COM   438516106         8      196     DEFINED        1      196       0        0
HONEYWELL INTERNATIONAL INC          COM   438516106      6877  160,798  DEFINED/OTHER    1,2       0       0  160,798
HOSPIRA INC                          COM   441060100         1       23     DEFINED        1       23       0        0
IAC INTERACTIVE CORP                 COM   44919P300      6616  224,500  DEFINED/OTHER    1,2       0       0  224,500
INTEL CORP                           COM   458140100         4      200     DEFINED        1      200       0        0
INTEL CORP                           COM   458140100      3111  160,798  DEFINED/OTHER    1,2       0       0  160,798
INTERNATIONAL BUSINESS MACHINES      COM   459200101     13261  160,798  DEFINED/OTHER    1,2       0       0  160,798
INTUIT INC                           COM   461202103        11      200     DEFINED        1      200       0        0
JOHNSON & JOHNSON                    COM   478160104      9522  160,798  DEFINED/OTHER    1,2       0       0  160,798
JP MORGAN CHASE & COMPANY            COM   46625H100     16722  401,578  DEFINED/OTHER    1,2       0       0  401,578
LUCENT TECHNOLOGIES INC              COM   549463107         1      214     DEFINED        1      214       0        0
MCDONALDS CORP                       COM   580135101      5525  160,798  DEFINED/OTHER    1,2       0       0  160,798
MDU RESOURCES GROUP INC              COM   552690109         3      100     DEFINED        1      100       0        0
MCDATA CORP                          COM   580031201         0       18     DEFINED        1       18       0        0
MERCK & CO                           COM   589331107        15      420     DEFINED        1      420       0        0
MERCK & CO                           COM   589331107     16260  461,542  DEFINED/OTHER    1,2       0       0  461,542
MICROSOFT CORP                       COM   594918104      4375  160,798  DEFINED/OTHER    1,2       0       0  160,798
MIRANT CORP                          COM   60467R100         0        4     DEFINED        1        4       0        0
MIRANT CORP NEW WT A EX              COM   60467R118         0       13     DEFINED        1       13       0        0
NABORS INDUSTRIES LTD                COM   G6359F103      6013   84,000  DEFINED/OTHER    1,2       0       0   84,000
NAVISTAR INTERNATIONAL CORP          COM   63934E108      5916  214,500  DEFINED/OTHER    1,2       0       0  214,500
NVIDIA CORP                          COM   67066G104     10192  178,000  DEFINED/OTHER    1,2       0       0  178,000
OFFICE DEOPOT INC                    COM   676220106      8174  219,500  DEFINED/OTHER    1,2       0       0  219,500

PPL CORP                             COM   69351T106         1       40     DEFINED        1       40       0        0
PACIFIC SUNWEAR OF CALIFORNIA INC    COM   694873100      5773  260,500  DEFINED/OTHER    1,2       0       0  260,500
PANERA BREAD CO                      COM   69840W108         8      100     DEFINED        1      100       0        0
PFIZER INC                           COM   717081103         2      100     DEFINED        1      100       0        0
PFIZER INC                           COM   717081103     14219  570,566  DEFINED/OTHER    1,2       0       0  570,566
PIONEER NAT RES CO                   COM   723787107         5      116     DEFINED        1      116       0        0
PIXELWORKS INC                       COM   72581M107         1      200     DEFINED        1      200       0        0
PRIDE INTERNATIONAL INC              COM   74153Q102      6189  198,500  DEFINED/OTHER    1,2       0       0  198,500
PROCTER & GAMBLE CO                  COM   742718109      9265  160,798  DEFINED/OTHER    1,2       0       0  160,798
REAVES UTIL INCOME                   COM   756158101         0        0     DEFINED        1        0       0        0
SAVIENT PHARMACEUTICALS              COM   80517Q100         5    1,000     DEFINED        1    1,000       0        0
SIRIUS SATELLITE RADIO INC           COM   82966U103        15    3,000     DEFINED        1    3,000       0        0
SUN MICROSYSTEMS INC                 COM   866810104         2      360     DEFINED        1      360       0        0
TIME WARNER INC                      COM   887317105         3      200     DEFINED        1      200       0        0
UNITED TECHNOLOGIES CORPORATION      COM   913017109      9321  160,798  DEFINED/OTHER    1,2       0       0  160,798
VERIZON COMMUNICATIONS               COM   92343V104     16282  478,027  DEFINED/OTHER    1,2       0       0  478,027
WAL-MART STORES                      COM   931142103      7596  160,798  DEFINED/OTHER    1,2       0       0  160,798
WELLPOINT INC                        COM   94973V107      6349   82,000  DEFINED/OTHER    1,2       0       0   82,000
WYETH                                COM   983024100         5      100     DEFINED        1      100       0        0
XEROX CORP                           COM   984121103         1       54     DEFINED        1       54       0        0
ZIMMER HOLDINGS INC                  COM   98956P102      6422   95,000  DEFINED/OTHER    1,2       0       0   95,000